LOAN FROM A THIRD PARTY (Tables)	12 Months Ended
Dec. 31, 2018
Loan From Third Party [Abstract]
Loan From Third Party [Table Text Block]
	As of December 31,
	2018	2017
Principle of loan from a third party	$2,185,569	$-
Accrued interest payable	67,303	-
Total	$2,252,872	$-